Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Tax benefit (provision) on unrealized gains and losses on available-for-sale investments included in other comprehensive income	$ (1.1)	$ (0.5)	$ (0.9)
Tax benefit (provision) on unrealized gains and losses on hedging instruments included in other comprehensive income	21.7	(0.1)	(0.1)
Tax benefit (provision) on pension and other postretirement benefit liability adjustments in other comprehensive income	$ 36.9	$ 9.7	$ (20.9)